Note 24 - Provisions. Provisions Breakdown By Conceps (Details) - EUR (€)		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provisions or reversal of provisions Abstract
Pensions and other post employment defined Benefit Obligations		€ 4,272,000,000	€ 4,631,000,000	€ 4,787,000,000
Other long term employee benefits		49,000,000	61,000,000	62,000,000
Provisions for taxes and other legal contingencies		612,000,000	677,000,000	686,000,000
Provisions for contingent risks and commitments		728,000,000	711,000,000	636,000,000
Other Provisions	[1]	479,000,000	457,000,000	601,000,000
PROVISIONS		€ 6,141,000,000	€ 6,538,000,000	€ 6,772,000,000

[1]	(*) Individually insignificant provisions or contingencies, for various concepts in different geographies.